OTHER CURRENT ASSETS AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS AND ACCRUED LIABILITIES [Abstract]
Other Current Assets	Other Current Assets
All figures in USD ‘000	2017	2016
Deferred Financing Costs	359	359
Other Current Assets	331	738
Total as of December 31,	690	1,097

Accrued Liabilities	Accrued Liabilities
All figures in USD ‘000	2017	2016
Accrued Interest	692	589
Accrued Costs	684	515
Deferred Revenues	388	1,106
Total as of December 31,	1,764	2,210